SCHEDULE OF LEASE-RELATED ASSETS AND LIABILITIES (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Assets
Operating lease, right-of-use asset, net	$ 9	$ 11	$ 1,199
Total right-of-use asset		11	1,199
Current:
Operating lease liabilities current		$ 4	$ 1,209
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Lease liabilities	Lease liabilities	Lease liabilities
Non-current:
Operating lease liabilities noncurrent		$ 8	$ 12
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	LeaseLiabilityNoncurrent	LeaseLiabilityNoncurrent	LeaseLiabilityNoncurrent
Total operating lease liabilities		$ 12	$ 1,221